Commitment Contingencies - Rent Expense for Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Rent expense	$ 40,474	$ 36,385	$ 39,846
Sublease rent			(3,574)
Total rent expense	$ 40,474	$ 36,385	$ 36,272